General and administrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	$ 47,937	$ 32,134	$ 29,368
Payroll and related expenses
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	19,366	18,460	16,386
Professional fees
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	4,307	4,274	2,040
Vehicle costs
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	469	328	263
Rent and maintenance
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	1,559	2,147	2,071
Travel and entertainment
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	249	262	425
Refreshments, gifts and donations
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	525	778	645
Doubtful accounts and bad debts
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	676	606	266
Recruiting expenses
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	727	330	386
Depreciation
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	1,955	978	484
Issuance costs
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	11,835	0	0
Other
Schedule of Other Operating Income and Expense [Line Items]
General and administrative	$ 6,269	$ 3,971	$ 6,402